o GOF STKP-4
                            SUPPLEMENT FOR THE PERIOD
                       JULY 1, 2002 TO SEPTEMBER 30, 2002
                             TO THE PROSPECTUSES OF

                        TEMPLETON GLOBAL INVESTMENT TRUST
                      (Templeton International (Ex EM) and
                             Latin America Funds)
                              dated August 1, 2002

                           FRANKLIN STRATEGIC SERIES
            (FSS1 - Franklin Aggressive Growth, California Growth,
               Large Cap Growth, and Small-Mid Cap Growth Funds)
                             dated September 1, 2002

   (FSS2 - Franklin Biotechnology Discovery, Technology, Global Health Care,
              Global Communications and Natural Resources Funds)
                             dated September 1, 2002

                            (Franklin Blue Chip Fund)
                             dated September 1, 2002

                        (Franklin Strategic Income Fund)
                             dated September 1, 2002

                      FRANKLIN REAL ESTATE SECURITIES TRUST
                     (Franklin Real Estate Securities Fund)
                             dated September 1, 2002

The following paragraph is added to the section "Dealer Compensation" of the prospectuses for the Franklin Templeton funds listed above:

 During the period July 1, 2002 through September 30, 2002, Distributors will reallow the entire front-end sales charge to the securities firm of Wachovia Securities (Wachovia) on purchases of Class A shares of the funds for IRA rollover accounts for which Franklin Templeton Bank & Trust Company or Wachovia, or an affiliate, serves as the custodian.

              Please keep this supplement for future reference.